Results for the Year - Income tax - Deferred tax (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 DKK (kr)	May 21, 2021 USD ($)	May 21, 2021 EUR (€)	May 20, 2021 USD ($)	May 20, 2021 EUR (€)
Income tax expense :
Loss before tax	$ (1,892,000)			$ (6,449,000)		$ (4,221,000)
Tax benefit at the Company's statutory income tax rate (1)	416,000			1,419,000		929,000
Non-deductible expenses for tax purposes	(62,000)			(6,000)
Effect of higher tax rate in Germany (2)	(7,000)			(6,000)		(6,000)
Unrecognized deferred tax assets	$ (347,000)			$ (1,407,000)		$ (923,000)
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income tax receivable				$ 196,000
Deferred tax
Unrecognized deferred tax assets	$ 8,200,000			8,484,000
Cash payments to equity awards				278,000	€ 248,000	$ 670,000	€ 596,000	$ 761,000	€ 650,000	$ 43,400,000	€ 36,200,000
Nonrecurring impairment loss	3,000,000.0		kr 19.4
Amount of uncollateralized intercompany loan	$ 3,200,000											€ 2,800,000
Rate on interest on uncollateralized intercompany loan (in percent)	2.00%	2.00%	2.00%
Cash and cash equivalents	$ 70,770,000			$ 79,087,000		$ 77,598,000		$ 82,542,000
Denmark
Income tax expense :
Effective tax rate	22.00%	22.00%	22.00%
Statutory tax rates (as a percent)	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	$ 1,300,000												kr 8.8
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Germany
Income tax expense :
Effective tax rate	31.90%	31.90%	31.90%
Statutory tax rates (as a percent)	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%
Deferred tax
Total deferred income tax (liability) benefit	$ 91,600,000											80,700,000
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	$ 1,100,000											1,000,000.0		$ 353,700,000	€ 312,100,000	$ 300,400,000	€ 265,000,000.0
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Tax loss carryforwards | €												12,000,000
Percentage of increase in income tax expense	10.00%	10.00%	10.00%
Double taxation relief	$ 66,100,000	€ 58,300,000
Net increase in income tax expense	25,500,000	€ 22,400,000
Tax effect of tax loss carry forwards
Deferred tax
Unrecognized deferred tax assets	7,893,000			$ 7,997,000
Tax effect of tax loss carry forwards | Germany
Deferred tax
Tax loss carryforwards	13,400,000											€ 12,000,000
Share-based payment
Deferred tax
Unrecognized deferred tax assets	300,000			480,000
Other
Deferred tax
Unrecognized deferred tax assets	7,000			7,000
Net operating loss carryforwards | Denmark
Deferred tax
Unrecognized deductible temporary differences	16,357,000			15,091,000		$ 6,768,000
Net operating loss carryforwards | Germany
Deferred tax
Unrecognized deductible temporary differences	13,449,000			14,646,000		13,409,000
Other temporary differences primarily share based payments | Denmark
Deferred tax
Unrecognized deductible temporary differences	$ 1,396,000			$ 2,215,000		$ 2,896,000